Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Mar. 30, 2011
Supplement [Text Block]	cik0001474103_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED NOVEMBER 17, 2011 TO THE SUMMARY PROSPECTUS, DATED MARCH 30, 2011, AND TO THE PROSPECTUS, DATED MARCH 30, 2011 OF

LEGG MASON STRATEGIC REAL RETURN FUND

The fifth paragraph under the heading "Principal investment strategies" in the Summary Prospectus and Prospectus of the fund is deleted and replaced with the following:

Under normal market conditions, the Inflation-Linked Debt Securities Sleeve will invest at least 80% of its net assets in inflation-indexed fixed income securities and at least 70% of its net assets in U.S. Treasury Inflation-Protected Securities ("TIPS"). The sleeve may also invest in foreign and domestic bonds, debentures and notes and high yield securities. Although the sleeve is expected to maintain a dollar-weighted average credit quality of at least A/A, it may invest up to 15% of its net assets in securities rated below investment grade (commonly known as "junk bonds"). Investment grade securities are securities rated at the time of purchase by a nationally recognized statistical ratings organization ("NRSRO") within one of the top four categories, or, if unrated, determined by the applicable subadviser to be of comparable credit quality. Although the sleeve may invest in fixed income securities of any maturity, the target average effective duration of the sleeve is expected to range within 3 years of the Barclays Capital U.S. Government Inflation-linked Bond ("U.S. TIPS") Index. Based on the securities that make up the U.S. TIPS Index, the range within which the average effective duration of the sleeve is currently expected to fluctuate is 6-12 years, although this may vary. The sleeve may also sell protection in connection with credit default swaps relating to corporate debt securities. The notional amount of the credit default swaps will not exceed 20% of the sleeve's net assets. The sleeve's portfolio managers use fundamental investment techniques to select investments.

This supplement should be retained with your Summary Prospectus and Prospectus for your future reference.

Legg Mason Strategic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001474103_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED NOVEMBER 17, 2011 TO THE SUMMARY PROSPECTUS, DATED MARCH 30, 2011, AND TO THE PROSPECTUS, DATED MARCH 30, 2011 OF

LEGG MASON STRATEGIC REAL RETURN FUND

The fifth paragraph under the heading "Principal investment strategies" in the Summary Prospectus and Prospectus of the fund is deleted and replaced with the following:

Under normal market conditions, the Inflation-Linked Debt Securities Sleeve will invest at least 80% of its net assets in inflation-indexed fixed income securities and at least 70% of its net assets in U.S. Treasury Inflation-Protected Securities ("TIPS"). The sleeve may also invest in foreign and domestic bonds, debentures and notes and high yield securities. Although the sleeve is expected to maintain a dollar-weighted average credit quality of at least A/A, it may invest up to 15% of its net assets in securities rated below investment grade (commonly known as "junk bonds"). Investment grade securities are securities rated at the time of purchase by a nationally recognized statistical ratings organization ("NRSRO") within one of the top four categories, or, if unrated, determined by the applicable subadviser to be of comparable credit quality. Although the sleeve may invest in fixed income securities of any maturity, the target average effective duration of the sleeve is expected to range within 3 years of the Barclays Capital U.S. Government Inflation-linked Bond ("U.S. TIPS") Index. Based on the securities that make up the U.S. TIPS Index, the range within which the average effective duration of the sleeve is currently expected to fluctuate is 6-12 years, although this may vary. The sleeve may also sell protection in connection with credit default swaps relating to corporate debt securities. The notional amount of the credit default swaps will not exceed 20% of the sleeve's net assets. The sleeve's portfolio managers use fundamental investment techniques to select investments.

This supplement should be retained with your Summary Prospectus and Prospectus for your future reference.